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                                    Dechert LLP
                               1775 I Street, N.W.
                              Washington, D.C. 20006

                             Phone:   (202) 261-3300
                             Fax:     (202) 261-3333


                                                     November 9, 2006

U.S. Securities and Exchange Commission
100F Street, N.E.
Washington, D.C.  20002

     Re: ING Equity Trust - Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-137955)

Ladies and Gentlemen:

On behalf of ING Equity Trust (the "Trust"), attached for filing by means of the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 under the Securities Act of 1933 ("Registration Statement") on October 10, 2006. The Registration Statement was filed in connection with the proposed reorganization of ING Disciplined LargeCap Fund with and into ING Fundamental Research Fund, each a series of the Trust. Pre-Effective Amendment No. 1 to the Registration Statement is being filed to delay the effectiveness of the Registration Statement under the Securities Act of 1933.

No fees are required in connection with this filing. Should you have any questions feel free to contact the undersigned at 202.261.3321 or Jeffrey S. Puretz at 202.261.3358.

                                              Sincerely,

                                              /s/ Christopher D. Christian
                                              ----------------------------
                                              Christopher D. Christian




Attachments

cc: Brion R. Thompson
    Division of Investment Management